Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue	$ 17,341	$ 2,412	$ 42,548
Research & development	(65,927)	(58,914)	(50,013)
Manufacturing commercialization	(5,508)	(12,065)	(29,763)
Management and administration	(21,907)	(23,007)	(22,500)
Fair value remeasurement of contingent consideration	10,541	(130)	28,112
Other operating income and expenses	1,312	1,489	2,714
Finance costs	(1,829)
Impairment of intangible assets			(61,919)
Loss before income tax	(65,977)	(90,215)	(90,821)
Income tax benefit/(expense)	30,687	13,400	86,694
Loss attributable to the owners of Mesoblast Limited	$ (35,290)	$ (76,815)	$ (4,127)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0758)	$ (0.1925)	$ (0.0113)
Diluted - losses per share	$ (0.0758)	$ (0.1925)	$ (0.0113)